NONCONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
NONCONTROLLING INTERESTS
NONCONTROLLING INTERESTS
        Net earnings attributable to noncontrolling interests consists of approximately 20%, 11% and 10% interests held by third parties in operating entities in Argentina, China and Indonesia, respectively.